Consolidated Statements of Operations and Comprehensive Income (Loss) (Parentheticals) - $ / shares		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Weighted average ordinary shares outstanding - diluted (in Shares)	[1]	40,438,604	26,046,212	6,180,795
Weighted average ordinary shares outstanding - diluted (in Shares)	[1]	5,535,888	4,041,875	3,962,294
Class A Ordinary Shares
(Loss) earnings per share - diluted	[1]	$ (0.70)	$ (0.27)	$ (0.25)
(Loss) earnings per share - basic	[1]	$ (0.7)	$ (0.27)	$ (0.25)
Weighted average ordinary shares outstanding - diluted (in Shares)	[1]	40,438,604	26,046,212	6,180,795
Class B Ordinary Shares
(Loss) earnings per share - diluted	[1]	$ (0.70)	$ (0.27)	$ (0.25)
(Loss) earnings per share - basic	[1]	$ (0.70)	$ (0.27)	$ (0.25)
Weighted average ordinary shares outstanding - diluted (in Shares)	[1]	5,535,888	4,041,875	3,962,294

[1]	Share and per share data have been retroactively restated to give effect to the reverse recapitalization that is discussed in Note 1.